Summary of Significant Accounting Policies - EBI loan (Details) $ in Thousands, € in Millions	Feb. 17, 2022 EUR (€) shares	Feb. 17, 2022 USD ($) shares	Feb. 17, 2022 EUR (€) kr / shares shares	Jun. 30, 2022 USD ($)	Feb. 17, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Aug. 31, 2020 EUR (€) tranche
Disclosure of detailed information about borrowings [line items]
Borrowings | $				$ 7,457		$ 1,170
EIB Loan Agreement
Disclosure of detailed information about borrowings [line items]
Principal amount							€ 20.0
Number of tranches | tranche							3
Debt maturity term	6 years	6 years
Borrowings | $				$ 6,442
Issuable cash settled warrants | shares	1,003,032		1,003,032		1,003,032
Number of warrants issued | shares	351,036	351,036
Exercise price per warrant | kr / shares			kr 1
EIB Loan Agreement. Tranche One
Disclosure of detailed information about borrowings [line items]
Principal amount							€ 7.0
Proceeds from borrowings	€ 7.0	$ 7,800
Borrowings	€ 7.0		kr 7.0		$ 7,800
EIB Loan Agreement. Tranche Two
Disclosure of detailed information about borrowings [line items]
Principal amount							6.0
EIB Loan Agreement. Tranche Three
Disclosure of detailed information about borrowings [line items]
Principal amount							€ 7.0